Revenues - Schedule of Accounts Receivables and Contract Liabilities from Contracts with Customers (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Receivables and Contract Liabilities from Contracts with Customers [Abstract]
Accounts receivable	$ 568	$ 269	$ 113
Contract liabilities (deferred revenues) – long term	683	115	362
Contract liabilities (deferred revenues) – short term	$ 3,452	$ 2,816	$ 2,423